SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Employees Consultants and Directors [Member]
Number of Options
Outstanding at beginning of year | shares	4,389,523	5,106,300	4,439,884
Grants | shares	750,000	555,000	1,537,250
Exercised | shares		(3,750)	(269,738)
Forfeited | shares	(804,506)	(1,268,027)	(601,096)
Outstanding at end of year | shares	4,335,017	4,389,523	5,106,300
Exercisable at end of year | shares	2,855,405	2,843,582	3,146,823
Weighted Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 7.46	$ 8.47	$ 9.50
Grants | $ / shares	1.67	3.16	5.08
Exercised | $ / shares		2.64	2.18
Forfeited | $ / shares	7.13	9.66	10.22
Outstanding at end of year | $ / shares	7.08	7.46	8.47
Exercisable at end of year | $ / shares	$ 9.09	$ 8.95	$ 10.73
Subsidiaries Employees Consultants and Directors [Member]
Number of Options
Outstanding at beginning of year | shares	205,543
Grants | shares	255,370	206,043
Exercised | shares
Forfeited | shares	(875)	(500)
Outstanding at end of year | shares	460,038	205,543
Exercisable at end of year | shares	135,194	37,553
Weighted Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 0.05
Grants | $ / shares	0.2	0.05
Exercised | $ / shares
Forfeited | $ / shares	0.19	0.19
Outstanding at end of year | $ / shares	0.13	0.05
Exercisable at end of year | $ / shares	$ 0.11	$ 0.03